Lines of credit (Details) (CNY)	12 Months Ended
Dec. 31, 2014 item
Lines of credit
Number of PRC commercial banks with whom entity had agreements	14
Outstanding borrowings	0
Amount reserved for the issuances of bank acceptance	3,102,590,000
Amount reserved for guarantees of supply chain financing	473,003,000
Revolving lines of credit
Lines of credit
Maximum borrowing capacity under facility	9,900,000,000